Development Of Allowance For Credit Losses For Financial Assets At Ammortized Cost (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	[1]	Jun. 30, 2024	[2]
Total Stages [Member]
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year	€ 5,799		€ 5,285
Movements In Financial Assets Including New Business	1,012		951
Transfers Due To Credit Worthiness	0	[3]	0	[4]
Changes In Models In Financial Assets At Amortized Cost	(133)	[5]	(9)
Financial Assets That Have Been Derecognized During The Period	(447)	[6]	(622)	[7]
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost	78		39
Foreign Exchange And Other Changes	(292)		(117)
Balance, end of reporting period	6,018		5,526
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost	880	[8],[9]	942	[10],[11]
Stage 1
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year	438		447
Movements In Financial Assets Including New Business	21		(93)
Transfers Due To Credit Worthiness	96	[3]	84	[4]
Changes In Models In Financial Assets At Amortized Cost	(65)	[5]	(2)
Financial Assets That Have Been Derecognized During The Period	0	[6]	0	[7]
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost	0		0
Foreign Exchange And Other Changes	(9)		5
Balance, end of reporting period	481		440
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost	52	[8],[9]	(12)	[10],[11]
Stage 2
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year	736		680
Movements In Financial Assets Including New Business	217		124
Transfers Due To Credit Worthiness	(104)	[3]	(95)	[4]
Changes In Models In Financial Assets At Amortized Cost	87	[5]	(7)
Financial Assets That Have Been Derecognized During The Period	0	[6]	0	[7]
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost	0		0
Foreign Exchange And Other Changes	(27)		(1)
Balance, end of reporting period	909		701
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost	200	[8],[9]	22	[10],[11]
Stage 3
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year	4,412		3,960
Movements In Financial Assets Including New Business	778		928
Transfers Due To Credit Worthiness	8	[3]	11	[4]
Changes In Models In Financial Assets At Amortized Cost	(155)	[5]	0
Financial Assets That Have Been Derecognized During The Period	(447)	[6]	(622)	[7]
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost	78		39
Foreign Exchange And Other Changes	(258)		(133)
Balance, end of reporting period	4,416		4,183
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost	631	[8],[9]	939	[10],[11]
Stage 3 POCI
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Line item]
Balance, beginning of year	213		198
Movements In Financial Assets Including New Business	(4)		(8)
Changes In Models In Financial Assets At Amortized Cost	0	[5]	0
Financial Assets That Have Been Derecognized During The Period	0	[6]	0	[7]
Recovery Of Written Off Amounts For Financial Assets At Amortized Cost	0		0
Foreign Exchange And Other Changes	2		11
Balance, end of reporting period	211		202
Provision For Credit Losses Excluding Country Risk For Financial Assets At Amortized Cost	€ (4)	[8],[9]	€ (8)	[10],[11]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2025
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 8 million as of June 30, 2024
[3]	Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[4]	Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement
[5]	Changes in model reflect LGD model update
[6]	This position includes charge offs of allowance for credit losses
[7]	This position includes charge offs of allowance for credit losses
[8]	Credit loss provision does include € 8 million reimbursement gain as of June 30, 2025
[9]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to provision for credit losses excluding country risk
[10]	Credit loss provision does include € 4 million reimbursement gain as of June 30, 2024
[11]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models